FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 COP ($)	Dec. 31, 2023 COP ($)
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 184,758	$ 2,757,308
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	72,199	78,729
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	63,854	74,087
Debt instruments | TIPS | Discounted cash flow
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	61,838
Sensitivity 100 basis point decrease	$ 65,966
Debt instruments | TIPS | Discounted cash flow | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0
Debt instruments | TIPS | Discounted cash flow | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	9.67
Debt instruments | TIPS | Discounted cash flow | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	3.33
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	$ 65,536	70,982
Sensitivity 100 basis point decrease		$ 75,852
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		2.06
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		10.73
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		5.48
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	60,696	$ 78,953
Debt instruments | Bonds by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		2,664,295
Debt instruments | Bonds by government entities | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		2,658,010
Sensitivity 100 basis point decrease		$ 2,679,372
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		1.18
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0117
Debt instruments | Time deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	8,345	$ 4,642
Debt instruments | Time deposits | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		73,271
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		4,277
Sensitivity 100 basis point decrease		$ 4,701
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		2.15
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		5.7
Debt instruments | Time deposits | Discounted cash flow | Yield / interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0378
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	8,113
Sensitivity 100 basis point decrease	$ 8,416
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.91
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	6.2
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	2.71
Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 60,491	$ 14,284
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	59,766	13,700
Sensitivity 100 basis point decrease	$ 63,102	$ 14,912
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	(0.02)	3.49
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	5.25	3.49
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0204	0.0349
Debt instruments | Other Bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 52,068
Debt instruments | Other Bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	51,168
Sensitivity 100 basis point decrease	$ 54,061
Debt instruments | Other Bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.17
Debt instruments | Other Bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	1.06
Debt instruments | Other Bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	1.02
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 388,644	$ 384,682
Other financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	30,914	38,319
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,008,667	1,219,429
Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	866,551	1,006,834
Forwards | Discounted cash flow | Credit spread / yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	864,776	1,004,399
Sensitivity 100 basis point decrease	$ 868,215	$ 1,009,283
Forwards | Discounted cash flow | Credit spread / yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0	0
Forwards | Discounted cash flow | Credit spread / yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	40.05	50.58
Forwards | Discounted cash flow | Credit spread / yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0624	0.0722
Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 87,899	$ 138,992
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	85,478	139,451
Sensitivity 100 basis point decrease	$ 91,026	$ 138,577
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0	0
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	50.15	63.39
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0613	0.0586
Options
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 54,217	$ 73,603
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	53,808	73,048
Sensitivity 100 basis point decrease	$ 54,392	$ 73,870
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.14	0.13
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	34.19	33.77
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0061	0.0057
Investment in associates
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,812,781	$ 1,670,782
Investment in associates | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,795,191	1,661,679
Investment in associates | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 17,590	$ 9,103